Average Annual Total Returns - Moderate Growth Lifestyle Fund	None 1 Year	None 5 Years	None 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Blended Index 1 Year	Blended Index 5 Years	Blended Index 10 Years
Total	12.45%	9.21%	7.97%	18.40%	15.22%	13.88%	12.82%	9.42%	8.34%